FINANCIAL INCOME (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
FINANCIAL INCOME
Foreign currency exchange gains	₺ 2,071,914	₺ 57,469		₺ 12,512
Interest income on time deposits	42,528	21,016		10,717
Interest income on credit sales	33,381	18,622		13,545
Other	12,297	5,806		3,744
Total financial income	₺ 2,160,120	₺ 102,913	[1]	₺ 40,518	[1]

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5